Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Leases [Abstract]
Operating leases, description	The Company has separate operating leases for office space related to its NWC, NCFM and BTG practices, two separate leases relating to its corporate headquarters, and a copier lease that expire in July 2023, May 2022, March 2023, November 2023, November 2023 and January 2027, respectively.		The Company has separate operating leases for office space related to its NWC, NCFM and BTG practices and two separate lease relating to its corporate headquarters that expire in July 2023, May 2022, March 2023, November 2023 and November 2023, respectively.
Finance leases, description	the Company’s weighted-average remaining lease term relating to its operating leases was 1.9 years, with a weighted-average discount rate of 18.39%.		the Company’s weighted-average remaining lease term relating to its operating leases was 1.7 years, with a weighted-average discount rate of 20.25%. The Company was also previously a lessee in a capital equipment finance lease for medical equipment entered into in March 2015 that expired in March 2020.
Lease expense	$ 101,394	$ 65,511